Debt - Narrative (Details)			3 Months Ended		6 Months Ended
	May 04, 2018 CAD ($)	Apr. 16, 2018 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Mar. 29, 2018 CAD ($)	Mar. 29, 2018 USD ($)	Mar. 12, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption costs			$ 18,000,000	$ 4,000,000	$ 18,000,000	$ 4,000,000
Series M-28 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed	$ 400,000,000
Series M-28 Medium-Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.50%
Series 9 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed		$ 200,000,000
Series 9 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		4.59%
Series M-33 Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed		$ 300,000,000
Series M-33 Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		5.52%
Series M-25 Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,000,000,000		$ 1,000,000,000
Series M-25 Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			3.35%		3.35%
Series US-1 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 967,000,000	$ 750,000,000
Series US-1 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							4.464%	4.464%
Series M-47 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 500,000,000
Series M-47 Medium-Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)									3.35%